Summary of Significant Accounting Policies - Schedule of Variable Interests in VIE (Details) - Variable Interest Entity, Not Primary Beneficiary [Member] - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Schedule of Variable Interests in VIE [Line Items]
Loans receivable, at fair value	$ 18,302	$ 28,193	$ 28,193	$ 250,801
Other assets	3,581	3,359	3,359	11,418
Maximum exposure to loss	$ 21,883	$ 31,552	$ 31,552	$ 290,792